Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid marketing expenses	$ 100	$ 100
Prepaid legal expenses	15,218
Prepaid other expenses	12,181	8,513	3,424
Prepaid cost of sales			53,985
Total	$ 27,499	$ 8,613	$ 57,409